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ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 102.5%
1,268,363	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(a),(b)		5.4830	04/25/34	$ 623,394
39,963	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(c)	TSFR1M + 2.139%	3.5410	06/25/34	33,260
299,388	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(c)	TSFR1M + 1.434%	0.0001	01/25/35	294,944
4,554,534	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(c)	TSFR1M + 1.959%	0.0001	04/25/35	3,147,169
4,893,407	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(c)	TSFR1M + 0.549%	1.5800	08/25/36	4,444,047
5,784,418	Adjustable Rate Mortgage Trust 2005-2 Series 2005-2 6M3(c)	TSFR1M + 1.464%	5.8030	06/25/35	4,656,246
41,496	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(b)		4.5850	07/25/35	38,814
1,249,628	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(c)	TSFR1M + 0.594%	4.9330	02/25/47	1,039,671
4,193,161	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(c)	TSFR1M + 0.494%	4.8330	03/25/46	3,456,079
1,037,239	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Series 2002-2 M4(c)	TSFR1M + 3.414%	4.5630	08/25/32	928,652
1,298,648	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(c)	TSFR1M + 2.289%	3.8030	01/25/36	1,893,263
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(c)	TSFR1M + 1.464%	0.0001	11/25/29	2,463
2,319,004	Banc of America Mortgage 2004-K Trust Series 2004-K B1(b)		5.8150	12/25/34	1,862,768
9,607	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(b)		6.2500	01/25/34	9,009
160,773	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b)		0.0001	10/25/34	121,112
1,755,321	Bear Stearns Asset Backed Securities I Trust Series 2007-HE7 M2(c)	TSFR1M + 1.864%	4.2740	10/25/37	1,615,398
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(c)	TSFR1M + 0.414%	2.1120	07/25/36	31,879,450
8,881,731	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(c)	TSFR1M + 0.414%	0.0001	10/25/36	5,372,044
14,438,876	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(c)	TSFR1M + 0.374%	0.0001	12/25/36	10,196,905
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(c)	TSFR1M + 2.439%	5.7620	03/25/34	3,046
14,454,834	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(a),(c)	TSFR1M + 1.864%	5.3760	10/25/37	10,640,394
42,560,754	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(a),(c)	TSFR1M + 1.864%	5.9040	10/25/37	31,616,034
4,754,044	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(c)	TSFR1M + 0.729%	4.5690	12/25/35	3,359,953
10,938,606	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(c)	TSFR1M + 0.519%	3.6750	12/25/36	10,480,281
530,293	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(c)	TSFR1M + 2.049%	0.0001	02/25/35	443,828
3,639,433	Countrywide Asset-Backed Certificates Series 2007-BC2 M1(c)	TSFR1M + 0.454%	4.4110	06/25/37	2,131,385
2,920,728	Countrywide Asset-Backed Certificates Series 2007-2 M1(c)	TSFR1M + 0.334%	0.0001	08/25/37	2,498,065
1,311,711	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(c)	TSFR1M + 1.614%	5.0360	02/25/32	2,047,287
3,646,475	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(a),(d)		1.5060	03/25/46	1,226,595
1,393,387	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		1.8350	10/25/28	1,316,375
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(c)	TSFR1M + 0.939%	0.0001	05/25/30	1,056,211
846,574	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(b)		3.6600	03/15/28	751,410
1,723,103	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.7990	08/15/30	1,396,869
5,666,067	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(a),(c)	TSFR1M + 2.364%	5.6510	04/25/42	5,503,092
1,884,209	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(c)	TSFR1M + 0.489%	0.0001	05/25/36	1,424,612

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 102.5% (Continued)
8,342,121	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(c)	TSFR1M + 0.489%	0.0001	06/25/36	$ 6,388,668
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(c)	TSFR1M + 1.989%	0.0001	11/25/34	1,328,736
7,098	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(c)	TSFR1M + 0.614%	4.9530	09/25/35	7,051
920,579	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a),(c)	TSFR1M + 5.364%	3.6330	09/25/42	856,015
1,135,964	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(c)	TSFR1M + 0.614%	3.4280	01/19/38	1,705,497
18,490	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(b)		0.0001	10/25/34	17,080
1,014,140	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(c)	TSFR1M + 1.149%	5.4880	09/25/35	1,275,286
272,027	MAFI II Remic Trust 1998-A Series 1998-AX B2		5.6570	02/20/27	243,425
279,655	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(b)		7.1420	10/25/32	3
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(c)	TSFR1M + 5.364%	2.6600	09/25/34	1,257,808
4,816,476	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(c)	TSFR1M + 0.414%	0.0001	05/25/37	3,890,492
1,462,000	Mastr Specialized Loan Trust Series 2005-3 M2(a),(c)	TSFR1M + 1.989%	3.6620	11/25/35	909,900
6,122,577	Mastr Specialized Loan Trust Series 2006-1 M2(a),(c)	TSFR1M + 2.514%	1.0850	01/25/36	4,209,605
13,073	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(c)	TSFR12M + 2.340%	6.1620	12/25/32	12,958
41,212	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(c)	TSFR6M + 1.928%	6.2120	02/25/33	39,262
176,170	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(c)	TSFR1M + 1.119%	5.4580	03/25/30	130,030
2,876,144	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(b)		5.7900	02/25/36	2,120,211
3,522,491	Mill City Mortgage Loan Trust 2018-3 Series 3 B5(a),(b)		3.6900	08/25/58	1,906,132
3,131,326	Mill City Mortgage Loan Trust 2018-3 Series 3 B6(a),(b)		3.6900	08/25/58	1,502,153
7,464,280	Mill City Mortgage Loan Trust 2018-4 Series 4 B5(a),(b)		3.0810	04/25/66	3,905,298
319,398	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(c)	TSFR1M + 1.764%	3.6460	01/25/35	398,166
5,805,314	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5 Series 2005-WMC5 B1(c)	TSFR1M + 1.914%	0.0001	06/25/35	4,544,727
4,789,914	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(c)	TSFR1M + 0.374%	0.0001	05/25/37	5,300,821
33,584	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(b)		6.1320	09/25/34	32,979
6,872,849	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(c)	TSFR1M + 0.584%	4.4320	04/25/37	7,652,131
3,712,330	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(c)	TSFR1M + 0.579%	0.0001	08/25/36	2,987,470
16,244	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,488
3,944	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		5.9990	05/25/33	3,906
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(c)	TSFR1M + 3.114%	0.0001	05/25/33	2,678,805
3,025,088	Option One Mortgage Loan Trust 2005-5 Series 2005-5 M4(c)	TSFR1M + 0.984%	0.0001	12/25/35	2,542,625
15,273,907	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(c)	TSFR1M + 0.414%	0.0001	03/25/37	14,005,812
3,673,534	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(c)	TSFR1M + 2.739%	0.0001	02/25/35	2,301,051
3,853,542	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(a),(c)	TSFR1M + 1.364%	5.7030	02/25/37	3,314,207
12,486,573	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(c)	TSFR1M + 2.364%	6.7030	09/25/47	8,634,522
2,748,214	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(c)	TSFR1M + 0.584%	5.1580	01/25/36	1,978,804

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 102.5% (Continued)
311,275	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(d)		3.8120	08/25/33	$ 244,259
6,456,806	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(d)		5.9050	05/25/35	663,699
5,621,053	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(d)		5.6010	08/25/35	1,225,884
104,552	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(c)	TSFR1M + 4.614%	8.9530	10/25/33	98,382
4,791,681	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(c)	TSFR1M + 1.014%	0.0001	09/25/47	5,030,464
34,968,338	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(b)		0.4950	08/25/57	11,614,283
6,764,190	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(b)		0.0001	11/20/34	68
332,892	Soundview Home Loan Trust 2005-A Series 2005-A M6(c)	TSFR1M + 1.464%	5.1480	04/25/35	336,056
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(c)	TSFR1M + 1.164%	0.0001	06/25/35	3,862,880
2,280,020	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(c)	TSFR1M + 0.909%	0.0001	09/25/35	1,633,427
91,458	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(b)		4.5720	10/19/34	78,830
630,815	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(c)	TSFR1M + 0.939%	4.2010	02/19/33	522,140
2,323,000	Towd Point Mortgage Trust 2018-5 Series 5 B4(a),(b)		3.4970	07/25/58	1,446,226
8,214,000	Towd Point Mortgage Trust 2019-4(a),(b)		3.8980	10/25/59	6,134,415
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(a),(c)	TSFR1M + 5.364%	4.0230	03/25/37	685,963
355,546	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(b)		0.0001	10/25/33	265,600
104,292	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(c)	COF 11 + 1.250%	0.0001	11/25/42	96,888
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $213,332,606)				269,547,713

	TOTAL INVESTMENTS - 102.5% (Cost $213,332,606)				$ 269,547,713
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%				(6,648,861)
	NET ASSETS - 100.0%				$ 262,898,852

REMIC	- Real Estate Mortgage Investment Conduit
COF 11	- Cost of Funds for the 11th District of San Francisco
TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 6 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 12 month
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $74,479,423 or 28.3% of net assets.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2024.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2024.